INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 1,311,365	$ 751,916
Federal tax, rate	21.00%	21.00%
State tax, rate	5.00%	5.00%
Valuation allowance description	Company, the net deferred tax assets for 2025 and 2024 were fully offset by a 100% valuation allowance.
Deferred tax asset valuation allowance	$ 1,311,365	$ 751,916